SHARE-BASED PAYMENTS - Additional Information (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2022 $ / shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares					154,666				655,544
Holding period	3 years
Weighted average remaining contractual life for options and warrants issued as share based payments			7 years 6 months				8 years 6 months 25 days
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share)						$ 3.52				$ 3.52
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share)						$ 14.71				14.71
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares) | shares			2,905,535	2,905,535	2,905,535	2,905,535
Annual increase, percentage			2.00%	2.00%	2.00%	2.00%
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares	4,056,770				154,666				655,544
Restricted shares expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		22,422		33,194	33,194			32,942	32,942
Exercise price of outstanding share options (in usd per share)			$ 10.13	$ 10.13	$ 10.13	$ 10.13
Share-based payment arrangement, award vesting period			1 year
Restricted shares expense | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options (in usd per share)		$ 7.87					$ 7.87	$ 7.87	$ 7.87	7.87
Share-based payment arrangement, award vesting period							1 year
Restricted shares expense | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options (in usd per share)		$ 9.27					$ 9.27	$ 9.27	$ 9.27	$ 9.27
Share-based payment arrangement, award vesting period							3 years